INCOME TAX (Details 2) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Income Tax [Line Items]
Profit (Loss) before taxes on income		$ 72,275	$ (7,442)	$ 3,588
Tax calculated according to the Company’s primary tax rate		16,623	(1,712)	825
Additional tax (tax saving) in respect of:
Non-deductible expenses net of tax exempt income	[1]	(6,218)	(2,509)	3,584
Effect of reduced tax rate on preferred income and differences in previous tax assessments		(7,226)	170	(1,433)
Utilization of tax losses from prior years for which deferred taxes were not created		(2,030)	(5,887)	(5,050)
Effect on deferred taxes at a rate different from the primary tax rate		(3,329)	(768)	(873)
Foreign tax rate differential		1,232	1,125	311
Tax benefit		$ (948)	$ (9,581)	$ (2,636)
Effective income tax rate		(1.00%)	129.00%	(73.00%)
Israel
Disclosure Of Income Tax [Line Items]
Primary tax rate of the Company		23.00%	23.00%	23.00%
Additional tax (tax saving) in respect of:
Tax benefit		$ 4,995	$ 1,661	$ (639)

[1]	including non- deductible share-based compensation expenses.